MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION	12 Months Ended
Dec. 31, 2011
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION
MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

19.               MAINLAND CHINA CONTRIBUTION PLAN AND PROFIT APPROPRIATION

(a)                China Contribution Plan

Full time employees of the Company in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Company to accrue for these benefits based on a certain percentage of the employees’ salaries. The total contribution for such employee benefits was $6.5 million, $22.5 million and $20.3 million for the years ended December 31, 2009, 2010 and 2011, respectively. The Company has no further obligations subsequent to payment of these amounts to the PRC government.

(b)               Statutory Reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries of the Company in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include one or more of the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. Subject to certain cumulative limits, the general reserve fund requires an appropriation of 10% of after tax profit until the accumulative amount of such reserves reaches 50% of its registered capital (in accordance with relevant PRC Company Law and regulations and the Articles of Association of the Company’s PRC subsidiaries); the other fund appropriations are at the subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprise expansion and staff bonus and welfare and are not distributable as cash dividends. The appropriation made by the Company’s PRC subsidiaries in 2009, 2010 and 2011 was $30.7 million, $0.5 million and $7.9 million, respectively.